JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
Funds listed in Appendix A (the “Funds”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 329 (Amendment No. 330 under the Investment Company Act of 1940, as amended) filed electronically on June 25, 2021.
Please contact the undersigned at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

APPENDIX A
J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund